Financial instruments (Details) - Schedule of changes in liabilities arising from financial activities - GBP (£) £ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Financial instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance		£ 38,345
New leases		19,850	6,496
Acquisition of subsidiary		65,799
Issue of debt		216,444	42,825
Repayment		(202,819)	(11,041)
Accretion of interest		652	65
Ending balance		138,251	38,345
Stocking loans [Member]
Financial instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance		32,477
New leases
Acquisition of subsidiary		33,870
Issue of debt		216,444	42,825
Repayment		(196,082)	(10,348)
Accretion of interest
Ending balance		86,709	32,477
Lease liabilities [Member]
Financial instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance		5,868
New leases		19,850	6,496
Acquisition of subsidiary		27,972
Issue of debt
Repayment		(6,294)	(693)
Accretion of interest		652	65
Ending balance		48,048	5,868
Mortgages [Member]
Financial instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance
New leases
Acquisition of subsidiary		3,937
Issue of debt
Repayment		(443)
Accretion of interest
Ending balance		£ 3,494